PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2021
PROPERTY AND EQUIPMENT, NET [Abstract]
PROPERTY AND EQUIPMENT, NET
9.	PROPERTY AND EQUIPMENT, NET

	As of December 31,
	2020 $	2021 $

Computers	522,108	883,249
Office equipment, furniture and fittings	31,613	43,060
Leasehold improvements	162,032	252,778
Transportation assets	6,184	208,701
Warehouse equipment	7,296	20,796
Land	22,708	196,421
Building	2,093	1,956
Construction-in-progress	973	22,952
	755,007	1,629,913
Less: accumulated depreciation	(368,606)	(599,950)
	386,401	1,029,963

Depreciation expenses recognized for each of the years ended December 31, 2019, 2020 and 2021 were included in the following captions:

	Year ended December 31,
	2019 $	2020 $	2021 $

Cost of revenue	80,245	118,691	180,140
Sales and marketing expenses	3,200	4,965	7,960
General and administrative expenses	31,282	41,384	64,187
Research and development expenses	2,056	4,027	8,395
	116,783	169,067	260,682

No impairment loss had been recognized during the years ended December 31, 2019, 2020 and 2021, respectively.